Commitments and Contingencies (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2015
Operating Leased Assets [Line Items]
Contingent lease termination fee	$ 590,504		$ 590,504
Lease amendment date	Aug. 01, 2010
Lease expiration date	Jul. 31, 2015
Refundable security deposit	11,017
Rent expense	115,118	138,783
Severance and benefits costs to be paid	6,000
Porter Drive [Member]
Operating Leased Assets [Line Items]
Contingent lease termination fee	590,504
Additional financing amount	$ 15